Cash, Cash Equivalents and Restricted Cash	6 Months Ended
Jun. 30, 2020
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents and Restricted Cash

NOTE 3 – CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the Condensed Consolidated Balance Sheets that sum to the total of the same such amounts shown in the Condensed Consolidated Statements of Cash Flows:

	June 30, 2020	December 31, 2019
	(Unaudited)
Cash and cash equivalent	$9,486,757	$12,241,339
Restricted cash-current	1,000,000	2,064,130
Restricted cash-non current	2,250,000	1,766,700
Total Cash and cash equivalent and Restricted cash	$12,736,757	$16,072,169

As of June 30, 2020 and December 31, 2019, the restricted cash -current related to (i) cash held in a special account at PT Bank UOB Indonesia as collateral against a bank loan with amount to $1,000,000 and $2,000,000 respectively, (ii) cash held in a special bank account held at PT Bank Mandiri for planned expenditures for abandonment and site restoration in Kruh Block after the TAC agreement expires with amount to nil and $64,130, respectively; the restricted cash–non-current related to (i) cash held in a special account at PT Bank Mandiri as a guarantee for the performance commitment related to the minimum exploration work for Citarum Block with amount to $1,500,000 and $1,500,000, respectively and (ii) cash held in a special account at PT Bank Mandiri as a collateral for a guarantee to secure the performance commitment related to the minimum work for Kruh Block during the first three contract years of KSO with amount to $750,000 and $266,700, respectively.